Bank Borrowings and Bank Overdraft - Schedule of Borrowings (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Borrowings [Abstract]
Fair value of non-current borrowing	RM 3,323,249	$ 818,837	RM 2,123,289
Undrawn borrowing facility	RM 2,250,000	$ 554,392	RM 2,145,413
Weighted average interest rate	4.60%	4.60%	5.35%